--------------------------------------------------------------------------------
                                                     WEITZ PARTNERS, INC.

BOARD OF DIRECTORS
  John W. Hancock
  Richard D. Holland
  Thomas R. Pansing, Jr.
  Delmer L. Toebben
  Wallace R. Weitz

OFFICERS
  Wallace R. Weitz, President
  Mary K. Beerling, Vice-President & Secretary
  Linda L. Lawson, Vice-President
  Richard F. Lawson, Vice-President

INVESTMENT ADVISER
  Wallace R. Weitz & Company

DISTRIBUTOR
  Weitz Securities, Inc.

CUSTODIAN
  Norwest Bank Nebraska, N.A.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
  Wallace R. Weitz & Company

This report has been prepared for the information of shareholders of Weitz Partners, Inc. -- Partners Value Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which describes the Fund's objectives, policies and other information.

                              PARTNERS VALUE FUND

                                   QUARTERLY

                                     REPORT

                               SEPTEMBER 30, 1996

                          ONE PACIFIC PLACE, SUITE 600
                             1125 SOUTH 103 STREET
                           OMAHA, NEBRASKA 68124-6008

                                  402-391-1980
                                  800-232-4161
                                402-391-2125 FAX

                       HISTORICAL PERFORMANCE INFORMATION

The table below gives a long-term perspective of the Partners Value Fund (the "Fund") and its predecessor, Weitz Partners II -- Limited Partnership (the "Predecessor Partnership"). (Performance numbers are AFTER deducting all fees and expenses and assume reinvestment of dividends.) The Fund succeeded to substantially all of the assets of the Predecessor Partnership, a Nebraska investment limited partnership as of December 31, 1993. Wallace R. Weitz was General Partner and portfolio manager for the Predecessor Partnership and is portfolio manager for the Fund. The Fund's investment objectives and policies are substantially identical to those of the Predecessor Partnership. The table also sets forth average annual total return data for the Fund and the Predecessor Partnership for the one, five and ten year periods ended September 30, 1996, calculated in accordance with SEC standardized formulas.

PERIOD ENDED DECEMBER 31,            PARTNERS II     S&P 500
----------------------------------  --------------   -------
1983 (7 Mos.)                             9.9%          4.2%
1984                                     14.5           6.3
1985                                     40.7          31.7
1986                                     11.1          18.7
1987                                      4.3           5.3
1988                                     14.9          16.5
1989                                     20.3          31.6
1990                                     -6.3          -3.1
1991                                     28.1          30.2
1992                                     15.1           7.6
1993                                     23.0          10.1


                                    PARTNERS VALUE
                                    --------------
1994                                     -9.0           1.3
1995                                     38.7          37.5
1996 (9 Mos.)                            11.6          13.5
Cumulative                              578.5         559.8
Average Annual Compound Growth
 (Since inception May 23, 1983)          15.4          15.2

Average annual total return for the Fund (inception 1/94) and for the Predecessor Partnership (inception 5/83) for the one, five and ten year periods ended September 30, 1996, was 15.8%, 15.8% and 13.2%, respectively. These returns assume redemption at the end of each period. Average annual total returns for the Predecessor Partnership and the Fund are calculated in accordance with SEC standardized formulas.

This information represents past performance and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The S&P 500 is an unmanaged index consisting of 500 companies. Information relating to the S&P 500 assumes reinvestment of dividends. The performance data presented includes performance for the period before the Fund became an investment company registered with the Securities and Exchange Commission. During this time, the Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Fund had been registered under the 1940 Act during this time period, the Fund's performance might have been adversely affected. Additional information is available from Wallace R. Weitz & Co. at the address listed on the front cover.

                  WEITZ PARTNERS, INC. -- PARTNERS VALUE FUND
                     SEPTEMBER 30, 1996 - QUARTERLY REPORT

                                                          October 9, 1996

TO OUR SHAREHOLDERS

PERFORMANCE REVIEW

      The value of our Fund grew by 1.4% in the 3rd quarter. This brings our return for the first three quarters of 1996 to 11.6%. The table below summarizes total return data (income plus appreciation) for the Fund, the average fund in our Lipper Analytical Services peer group (Growth and Income funds), and the S&P 500.

                       3RD Q      YEAR TO DATE      1 YEAR       5 YEARS     10 YEARS
                    -----------  ---------------  -----------  -----------  -----------
Partners Value             1.4%          11.6%          15.8%        15.8%        13.2%

Ave. G&I Fund              2.9           12.4           17.2         13.8         12.8

S&P 500                    3.1           13.5           20.3         15.2         14.9

Information assumes redemption at the end of each period and reinvestment of dividends.
Information for the Partners Value Fund and the Average Growth and Income Fund reflects deduction of fees and expenses. The S&P 500 Index is an unmanaged index consisting of
500 companies. Investment expenses are not deducted from the S&P 500 Index.

      The table on page 2 shows year by year performance data for the Fund and its Predecessor Partnership (after deducting expenses).

COMMENTARY

      The small net gain for the quarter belies the fact that the market, and the Fund, suffered a sharp decline during July. At one point, we had given back nearly all of our first half gain. The epicenter of the July "correction" was in the small-capitalization technology stocks, but the shock waves spread throughout the market. Although the general market recovered and moved to new highs by the end of the quarter, this was a good reminder that investor anxiety is high, liquidity is low, and that the market is likely to remain quite volatile.

      The composition of the Fund has not changed dramatically during the quarter. Financial companies continued to perform well, and I took some profits in stocks such as Greenpoint Financial and Imperial Credit Industries that were approaching my valuation targets. Redwood Trust, which I have discussed in past letters, was a particular standout, with the common rising 14% in the quarter while the Redwood warrants rose 31%. Cable stocks, on the other hand, were particularly weak during July, and I made significant additions to several positions. Although cable stocks have cost us 3-4 percentage points of return this year, I think they will be good contributors in the future.

      Cable industry problems, both real and perceived, have been well-publicized. (The cover of the current "Business Week" shouts, "CABLE TV -- THE LOOMING CRISIS.") Capital expenditures for system upgrades to allow for digital compression, cable modems, and telephony have been very expensive, and the suppliers of digital converter boxes and modems have only recently begun to deliver the equipment that will allow cable companies to offer the new services. Direct broadcast by satellite (DBS) has had good success in gaining new subscribers, and telephone companies are beginning to offer "wireless cable" as their first step into the video business.

      Rick Lawson and I have spent a great deal of time talking to cable companies, their competitors, and analysts who study the industry. We continue to believe that cable company prospects are much better than investors realize. Now that digital set-top boxes and modems are available, the companies will be able to earn returns on their recent capital investments. As for the new competition, coaxial cable is still the best-positioned delivery system. With digital compression, cable will be able to match the number of channels and video quality of DBS (at lower cost), and will be able to carry local TV stations and two-way voice, data, and video which are not available by satellite. Wireless cable has proven to be technically problematical, and the phone companies do not seem to be moving aggressively to implement wireless. They have also conceded (after experiments such as U.S. West's in Omaha) that "over-building," or building a second, competing coaxial system, is not economically feasible.

      In short, the cable business is no longer a monopoly, but cable has actually been adding subscribers in the face of DBS because the market is growing, and we believe that cable is in a good competitive position. Cable company cash flows are already growing at double digit rates, and the new products and services should insure future growth. I think the stocks will do well because the business fundamentals are good, and because expectations are low.

      Looking forward, we continue to face the problem of investing in a relatively expensive market. I do not believe it makes sense to "get out" of the market, because it is almost impossible to know when to, and have the courage to, reenter. Furthermore, the transaction costs (bid-asked spreads as well as commissions) and (for some) taxes, make market timing an expensive and risky business. I still believe that the best long-term results are earned by value investors who have the courage to buy when others are fearful, and to sell when valuations are excessive. This simple approach does not insulate us from TEMPORARY declines in market value, but it should produce reasonable returns without exposing us to PERMANENT loss of capital.

INVESTMENT QUESTIONS?

      Shareholders often have questions about the quarterly report, the investment portfolio, and our investment philosophy as well as personal questions about assessing investment risk, diversification, and allocation of capital among different types of investments. We hope that you will feel free to call Eric Ball or any of our other analysts and portfolio managers if we can be helpful in any of these areas. Mary Bickels is also available to help with the mechanics of IRA's and other retirement accounts and to answer any questions you might have about your statements or other administrative matters.
                                                         Best regards,

                                                         /s/ Wallace R. Weitz

                                                         Wallace R. Weitz
                                                         President

                  WEITZ PARTNERS, INC. -- PARTNERS VALUE FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

  SHARES
 OR UNITS                                                                                COST          VALUE
-----------                                                                          ------------  -------------
             COMMON STOCKS -- 88.1%
             BANKING -- 11.7%
     35,000  Bank America Corp.                                                      $  1,526,625   $ 2,874,375
     70,000  Bank Plus Corp.*                                                             564,097       743,750
     80,000  Dime Bancorp, Inc.*                                                          897,200     1,070,000
     25,000  Poughkeepsie Savings Bank, FSB                                               121,875       128,125
     22,333  Wells Fargo & Co.                                                          2,994,740     5,806,580
                                                                                     ------------  -------------
                                                                                        6,104,537    10,622,830
                                                                                     ------------  -------------
             CABLE TELEVISION -- 18.0%
     80,000  Adelphia Communications Corp. CL A*                                          957,500       810,000
    207,700  Century Communications Corp. CL A*                                         1,458,112     1,557,750
    260,000  Comcast Corp. CL A                                                         3,700,556     3,997,500
    260,000  Tele-Communications, Inc. CL A*                                            4,032,785     3,883,750
    115,000  Tele-Communications Liberty Media CL A*                                    2,671,693     3,291,875
     46,000  Time Warner, Inc.                                                            962,442     1,776,750
     60,000  U.S. West Media Group*                                                     1,076,685     1,012,500
                                                                                     ------------  -------------
                                                                                       14,859,773    16,330,125
                                                                                     ------------  -------------
             CONSUMER PRODUCTS AND SERVICES -- 2.5%
     50,000  American Classic Voyages Co.*                                                489,375       468,750
      6,650  Lady Baltimore Foods, Inc.                                                   212,725       299,250
     20,000  Protection One, Inc.*                                                        108,750       252,500
     35,000  Seafield Capital Corp.                                                     1,293,109     1,242,500
                                                                                     ------------  -------------
                                                                                        2,103,959     2,263,000
                                                                                     ------------  -------------
             FEDERAL AGENCIES -- 8.3%
     25,000  Federal Home Loan Mortgage Corp.                                             546,129     2,446,875
     70,000  Federal National Mortgage Association                                      1,336,588     2,441,250
     35,000  Student Loan Marketing Association                                         1,480,488     2,611,875
                                                                                     ------------  -------------
                                                                                        3,363,205     7,500,000
                                                                                     ------------  -------------
             FINANCIAL SERVICES -- 7.7%
     45,000  American Express, Co.                                                      1,347,134     2,081,250
         70  Berkshire Hathaway, Inc.*                                                     91,818     2,250,500
     40,000  Capital One Financial Corp.                                                  926,068     1,195,000
      7,000  Imperial Credit Industries, Inc.*                                             36,061       256,375
     20,000  PS Group, Inc.*                                                              211,200       257,500
     20,000  Salomon, Inc.                                                                760,540       912,500
                                                                                     ------------  -------------
                                                                                        3,372,821     6,953,125
                                                                                     ------------  -------------

                  WEITZ PARTNERS, INC. -- PARTNERS VALUE FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

  SHARES
 OR UNITS                                                                                COST          VALUE
-----------                                                                          ------------  -------------
             INFORMATION AND DATA PROCESSING -- 2.5%
     50,000  BRC Holdings, Inc.*                                                     $    540,880   $ 1,800,000
    175,000  Intelligent Systems Corp.*                                                   164,183       492,188
                                                                                     ------------  -------------
                                                                                          705,063     2,292,188
                                                                                     ------------  -------------
             MORTGAGE BANKING -- 6.5%
    155,000  Countrywide Credit Industries, Inc.                                        2,509,454     3,971,875
    144,450  Resource Bancshares Mtg. Grp. Inc.*                                        1,550,365     1,877,850
                                                                                     ------------  -------------
                                                                                        4,059,819     5,849,725
                                                                                     ------------  -------------
             PUBLISHING AND BROADCASTING -- 5.2%
     23,000  Daily Journal Corp.*                                                         231,501       690,000
     44,100  Gabelli Global Multimedia Trust, Inc.                                        300,321       303,187
     70,000  Katz Media Group, Inc.*                                                      841,750       621,250
    120,000  Valassis Communications, Inc.*                                             1,685,960     1,875,000
     20,000  Walt Disney Co.                                                            1,148,724     1,267,500
                                                                                     ------------  -------------
                                                                                        4,208,256     4,756,937
                                                                                     ------------  -------------
             REAL ESTATE AND CONSTRUCTION -- 6.0%
    190,000  Catellus Development Corp.*                                                1,156,245     1,876,250
     20,000  Forest City Enterprises, Inc. CL A                                           671,825       980,000
    120,000  NHP, Inc.*                                                                 1,694,810     2,272,500
    250,000  Presley Companies CL A*                                                      579,273       312,500
                                                                                     ------------  -------------
                                                                                        4,102,153     5,441,250
                                                                                     ------------  -------------
             REAL ESTATE INVESTMENT TRUSTS -- 6.4%
    150,140  Redwood Trust, Inc.                                                        2,724,131     4,804,480
     50,000  Redwood Trust, Inc. Warrants, Expiring 12/31/97                              137,200       850,000
     10,000  Thornburg Mortgage Asset Corp.                                               149,350       162,500
                                                                                     ------------  -------------
                                                                                        3,010,681     5,816,980
                                                                                     ------------  -------------
             TELECOMMUNICATIONS -- 13.2%
    125,000  360 Communications Co.*                                                    2,894,910     2,937,500
     80,000  Airtouch Communications, Inc.*                                             2,232,273     2,210,000
     90,000  Cellular Communications of Puerto Rico, Inc.*                              2,402,177     2,295,000
    205,000  Centennial Cellular Corp. CL A*                                            3,285,768     2,793,125
     24,000  CommNet Cellular, Inc.*                                                      656,275       693,000
     25,000  Telephone and Data Systems, Inc.                                             904,050     1,006,250
                                                                                     ------------  -------------
                                                                                       12,375,453    11,934,875
                                                                                     ------------  -------------
             OTHER -- 0.1%
      8,300  ONI International, Inc.*                                                      74,250         2,075
     15,625  Package Machinery Co.*                                                        77,500        68,359
                                                                                     ------------  -------------
                                                                                          151,750        70,434
                                                                                     ------------  -------------
             Total Common Stocks                                                       58,417,470    79,831,469
                                                                                     ------------  -------------

                  WEITZ PARTNERS, INC. -- PARTNERS VALUE FUND
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

   FACE                                                                                               MARKET
  AMOUNT                                                                                 COST          VALUE
-----------                                                                          ------------  -------------
             U.S. GOVERNMENT AND AGENCY SECURITIES -- 8.2%
$ 1,000,000  Federal Home Loan Bank Discount Note 12/19/96                           $    988,348   $   988,578
  2,000,000  Federal Natl Mtg. Assn. 6.625% 7/12/00                                     2,000,000     2,005,938
  2,000,000  Federal Home Loan Bank 6.535% 3/21/01                                      2,000,000     1,982,498
  2,500,000  Federal Home Loan Bank 6.44% 11/28/05                                      2,503,604     2,419,531
                                                                                     ------------  -------------
                     Total U.S. Government and Agency Securities                        7,491,952     7,396,545
                                                                                     ------------  -------------

             SHORT-TERM SECURITIES -- 4.8%
  4,379,168  Norwest U.S. Government Money Market Fund, 5.0%                            4,379,168     4,379,168
                                                                                     ------------  -------------

                     Total Investments in Securities                                 $ 70,288,590    91,607,182
                                                                                     ------------  -------------
                                                                                     ------------

             Other Assets Less Liabilities -- (1.1%)                                                   (959,993)
                                                                                                   -------------
                     Total Net Assets -- 100%                                                       $90,647,189
                                                                                                   -------------
                                                                                                   -------------
             Net Asset Value Per Share                                                              $    11.590
                                                                                                   -------------
                                                                                                   -------------

*Non-income producing